ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2025
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

QFIN HOLDINGS, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2025, was more than 25% of the Company’s consolidated net assets as of December 31, 2025.

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	2024	2025	2025
	RMB	RMB	USD
			(Note 2)
ASSETS
Cash and cash equivalents	274,514	518,855	74,195
Short term investments	493,947	—	—
Prepaid expenses and other assets	12,080	182,430	26,087
Amount due from subsidiaries and VIEs	3,016,777	4,083,237	583,895
Investments in subsidiaries and VIEs	20,393,966	22,058,713	3,154,354
TOTAL ASSETS	24,191,284	26,843,235	3,838,531
LIABILITIES AND EQUITY
LIABILITIES
Accrued expenses and other current liabilities	1,241	4,075	583
Convertible notes-current	—	1,019,130	145,734
Convertible notes-noncurrent	—	1,583,213	226,396
Other long-term liabilities	—	121,902	17,432
TOTAL LIABILITIES	1,241	2,728,320	390,145
EQUITY
Ordinary shares (USD0.00001 par value per share 5,000,000,000 shares authorized, 296,540,988 shares issued and 283,981,320 shares outstanding as of December 31, 2024 and 283,019,282 shares issued and 243,823,900 shares outstanding as of December 31, 2025, respectively)	21	20	3
Treasury stock	(1,113,608)	(4,066,385)	(581,485)
Additional paid-in capital	4,339,413	3,874,816	554,091
Retained earnings	20,952,340	24,502,158	3,503,762
Other comprehensive income (loss)	11,877	(195,694)	(27,985)
TOTAL EQUITY	24,190,043	24,114,915	3,448,386
TOTAL LIABILITIES AND EQUITY	24,191,284	26,843,235	3,838,531

QFIN HOLDINGS, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
				(Note 2)
Operating costs and expenses	(25,517)	(19,770)	(24,973)	(3,571)
Interest income, net	17,316	24,376	27,734	3,966
Foreign exchange (losses) gains	(574)	316	6,613	946
Fair value change of derivatives	—	—	(181,205)	(25,912)
Gain on debt extinguishment	—	—	270,135	38,629
Other income, net	29,311	15,939	12,090	1,729
Net income before taxes and income from equity in subsidiaries and VIEs	20,536	20,861	110,394	15,787
Equity in earnings of subsidiaries and VIEs	4,264,800	6,248,235	5,882,969	841,254
Net income before taxes	4,285,336	6,269,096	5,993,363	857,041
Income tax expenses	—	(4,782)	(3,672)	(525)
Net income attributable to shareholders of the Company	4,285,336	6,264,314	5,989,691	856,516
Net income attributable to ordinary shareholders of the Company	4,285,336	6,264,314	5,989,691	856,516

QFIN HOLDINGS, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
				(Note 2)
Net income attributable to shareholders of the Company	4,285,336	6,264,314	5,989,691	856,516
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	17,118	46,534	(207,571)	(29,682)
Other comprehensive income (loss)	17,118	46,534	(207,571)	(29,682)
Total comprehensive income	4,302,454	6,310,848	5,782,120	826,834
Comprehensive income attributable to ordinary shareholders	4,302,454	6,310,848	5,782,120	826,834

QFIN HOLDINGS, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
				(Note 2)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	4,285,336	6,264,314	5,989,691	856,516
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs, net of dividends	(3,474,800)	1,706,075	(1,428,319)	(204,247)
Amortization of convertible senior notes issuance cost	—	—	22,241	3,180
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	2,282	87	3,326	476
Prepaid expenses and other assets	(17,667)	20,229	(198,412)	(28,373)
Interest receivable/payable	1,320	(9,091)	8,095	1,158
Foreign exchange gain	—	—	(6,613)	(946)
Gain on debt extinguishment	—	—	(270,135)	(38,629)
Fair value change of foreign exchange options	4,527	—	181,205	25,912
Net Cash provided by Operating Activities	800,998	7,981,614	4,301,079	615,047
Cash Flows from Investing Activities:
Repayment of loans provided to subsidiaries and VIEs	378,148	2,881,606	5,395,300	771,518
Loans provided to subsidiaries and VIEs	(71,706)	(5,920,169)	(6,576,973)	(940,495)
Proceeds from disposal of short-term investments	216,301	291,520	2,323,576	332,267
Purchase of short-term investments	(203,361)	(776,418)	(1,926,552)	(275,493)
Net Cash provided by (used in) Investing Activities	319,382	(3,523,461)	(784,649)	(112,203)
Cash Flows from Financing Activities:
Payment of Secondary Listing costs	(16,023)	—	—	—
Dividends to shareholders	(941,705)	(1,262,935)	(1,378,103)	(197,066)
Proceeds from convertible senior notes, net of issuance cost	—	—	4,917,431	703,183
Repurchase of convertible senior notes	—	—	(1,908,688)	(272,939)
Stock repurchase	(636,179)	(2,973,192)	(4,848,116)	(693,271)
Net Cash used in Financing Activities	(1,593,907)	(4,236,127)	(3,217,476)	(460,093)
Effect of foreign exchange rate changes	11,840	49,852	(54,613)	(7,811)
Net (decrease) increase in cash and cash equivalents	(461,687)	271,878	244,341	34,940
Cash, cash equivalents, and restricted cash, beginning of year	464,323	2,636	274,514	39,255
Cash, cash equivalents, and restricted cash, end of year	2,636	274,514	518,855	74,195

Supplemental disclosures of cash flow information:

Payables for dividends:	—	—	—	—
Payables for capitalized issuance costs	—	—	—	—

Notes to condensed financial statements

1.	The condensed financial statements of Qfin Holdings, Inc. have been prepared using the same accounting policies as set out in the Financial Statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in earnings of subsidiaries and VIEs on the statement of operations.
2.	As of December 31, 2024 and 2025, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the Financial Statements.
3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Financial Statements.